Inst | Government Portfolio
Fund Summary Fund/Class: GovernmentPortfolio/Institutional
Investment Objective
The fund seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Government Portfolio Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses		Inst Government Portfolio Institutional Class
Management fee		0.14%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.04%
Total annual operating expenses		0.18%
Fee waiver and/or expense reimbursement	[1]	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.14%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.14%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Inst Government Portfolio Institutional Class
1 year	14
3 years	53
5 years	97
10 years	225

Principal Investment Strategies
  Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully.
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Potentially entering into reverse repurchase agreements.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com or www.advisor.fidelity.com for updated return information.

Performance history will be available for Institutional Class after Institutional Class has been in operation for one calendar year.
Year-by-Year Returns Calendar Years	[1]
[1]	The returns shown above are for Class I, which is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Institutional Class's returns would differ from Class I's returns to the extent that the classes do not have the same expenses.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.30%	December 31, 2006
Lowest Quarter Return	0.00%	March 31, 2014
Year-to-Date Return	0.00%	March 31, 2015

Average Annual Returns For the periods ended December 31, 2014
Average Annual Total Returns		Past 1 year	Past 5 years	Past 10 years
Inst Government Portfolio Class I	[1]	0.01%	0.02%	1.59%
[1]	The returns shown above are for Class I, which is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Institutional Class's returns would differ from Class I's returns to the extent that the classes do not have the same expenses.

[1]	The returns shown above are for Class I, which is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Institutional Class's returns would differ from Class I's returns to the extent that the classes do not have the same expenses.